Note 13 - Other Operating Income and Expense	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
1
3
. Other Operating Income and Expense

Other operating income in
2020
includes a gain on the partial sale of a plant in the Midwest of
$3.3
million and a gain on the sale of a plant in the Northwest of
$8.2
million. The Company also recorded a gain on the sale of unused fixed assets of
$1.2
million.

Other operating income in
2019
includes a gain of the sale of a plant in the Northwest of
$4.1
million, a gain on the sale of a plant in the Northeast
$2.0
million and a gain on the partial closure of a plant of
$0.8
million. The Company also recorded a loss on the sale of an Eastern plant of
$0.6
million. The Company also recorded a gain for interest rate swap of
0.3
million.